Operating Segment Information and Concentrations of Risk - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Percentage of net sales individually account for two major customers	10.00%	10.00%	10.00%
Accounts receivable major customer percentage	22.00%	21.00%
Percentage of net sales	30.00%	33.00%